UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                    Date of reporting period: March 31, 2005
                     --------------------------------------

Item 1 -- Schedule of Investments.

                    Standish Mellon Fixed Income Portfolio
                    Schedule of Investments - March 31, 2005

Security Description                                                   Rate     Maturity             Par Value           Value
-----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 142.3%
BONDS AND NOTES - 116.2%
Asset Backed - 21.3%
Accredited Mortgage Loan Trust 2005-1 A2A (a)                          2.720%   3/25/2035         $     1,059,501   $     1,059,581
ACE Securities Corp. 2005-HE1 A2A (a)                                  2.770    2/25/2035               1,044,652         1,044,737
Advanta Mortgage Loan Trust 1999-3 A4                                  7.750   10/25/2026                 286,124           292,093
American Express Credit Account Master Trust 2004-C (a)                3.090    2/15/2012               4,349,448         4,358,651
Bear Stearns Asset Backed Securities, Inc. 2005-HE2 1A1 (a)            2.760    2/25/2035               1,359,356         1,359,345
Bear Stearns Asset Backed Securities, Inc. 2005-HE3 1A1 (a)            2.980    1/25/2035                 900,000           900,000
Capital Auto Receivables Asset Trust                                   5.820    5/15/2012               1,950,000         1,946,089
Capital One Master Trust 2001-2 C (a)                                  3.910    1/15/2009               2,000,000         2,008,329
Capital One Multi-Asset Execution Trust 2002-B1 B1 (a)                 3.490    7/15/2008               5,840,000         5,848,514
Capital One Multi-Asset Execution Trust 2003-B2 B2                     3.500    2/17/2009                 725,000           721,138
Capital One Multi-Asset Execution Trust 2004-C1 C1                     3.400   11/16/2009               2,950,000         2,899,790
Centex Home Equity Co. LLC 2004-2 A1 (a)                               3.020    1/25/2025               1,379,617         1,379,711
Chase Credit Card Master Trust (a)                                     3.360    9/15/2009               1,000,000         1,004,941
Chase Credit Card Master Trust 2000-3 A (a)                            2.940    1/15/2008               2,480,000         2,481,553
Chase Credit Card Master Trust 2002-6 B (a)                            3.160    1/15/2008               2,245,000         2,246,432
Chase Credit card Master Trust 2002-8 A (a)                            2.870    3/17/2008               1,900,000         1,900,796
Chase Funding Loan Acquisition Trust (a)                               2.830    9/25/2013                 306,859           306,893
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-1 2A1 (a)   3.090   12/25/2030               1,268,630         1,268,856
Chase Manhattan Auto Owner Trust                                       1.520    5/15/2007                 803,034           797,559
Chase Credit Card Master Trust 2002-2 C (a)                            3.710    7/16/2007               2,985,000         2,985,729
Citibank Credit Card Issuance Trust 2000-C1 C1                         7.450    9/15/2007               3,250,000         3,308,815
Citibank Credit Card Issuance Trust 2001-C3 C3                         6.650    5/15/2008               1,420,000         1,460,857
Countrywide Asset-Backed Certificates 2004-10 2AV1 (a)                 3.010    9/25/2023                 834,165           834,312
Countrywide Asset-backed Certificates 2004-14 A1 (a)                   2.990   12/25/2022               2,044,408         2,044,877
Countrywide Asset-Backed Certificates 2005-2 2A1 (a)                   2.910    3/15/2035               1,350,000         1,350,000
First USA Credit Card Master Trust 1998-4 (a)                          3.334    3/18/2008               1,875,000         1,875,876
Fremont Home Loan Trust 2005-1 2A1 (a)                                 2.699    3/15/2035               1,650,000         1,650,000
Green Tree Financial Corp. 1994-7 M1                                   9.250    3/15/2020               1,100,000         1,192,937
Harley-Davidson Motorcycle Trust 2001-3 B                              3.720   10/15/2009               1,155,333         1,152,272
Honda Auto Receivables Owner Trust 2004-1 A3                           2.400    2/21/2008               1,383,000         1,360,806
Household Credit Card Master Note Trust I 2001 Cl A (a)                2.950    8/15/2008               3,250,000         3,252,998
Lehman Brothers 2004-LLFA A1 144A (a)                                  2.940   10/15/2017               4,027,870         4,027,414
Mach One Trust 2004-1A A1                                              3.890    5/28/2040               1,115,016         1,097,942
MBNA Credit Card Master Note Trust 2001-C3 C3                          6.550   12/15/2008               1,595,000         1,644,375
Merrill Lynch Mortgage Investors, Inc. (a)                             2.760   10/25/2035               1,001,656         1,001,732
Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 A2A (a)               2.750    9/25/2035               1,263,048         1,263,255
MMCA Automobile Trust 2002-1 Cl B                                      5.370    1/15/2010                 315,866           316,767
Morgan Stanley ABS Capital I 2005-WMC2 A2A (a)                         2.910    2/25/2035               1,100,000         1,100,000
Opteum Mortgage Acceptance Corp. 2005-1 A2 (a)                         2.990    1/31/2025                 823,307           823,299
Option One Mortgage Loan Trust 2004-3 A2 (a)                           3.000   11/25/2034               1,965,200         1,965,511
Park Place Securities,Inc. 2005-WHQ1 A3A (a)                           2.730    11/1/2013               3,234,898         3,236,352
Residential Asset Mortgage Products, Inc 2005-RS2 AII1 (a)             2.960    2/25/2035               1,288,971         1,289,264
Residential Asset Mortgage Products, Inc. 2004-RS12 AII1 (a)           2.980    5/25/2027               2,454,555         2,455,361
Residential Asset Mortgage Products, Inc. 2005-RS3 AI1 (a)             2.950    3/25/2035               2,525,000         2,525,000
Residential Asset Securities Corp. 2004-KS10 AI1 (a)                   2.820    3/25/2025               1,185,051         1,185,294
Residential Asset Securities Corp.2005-EMX1 AI1 (a)                    2.950    3/25/2035               1,366,600         1,366,589
Residential Asset Securities Corp. 2003-KS11 AI1 (a)                   2.820    9/25/2021                 234,950           234,960
Specialty Underwriting & Residential Finance (a)                       2.800   10/25/2035               2,557,483         2,557,895
Specialty Underwriting & Residential Finance 2005-BC1 A1A (a)          2.856    3/25/2014               1,150,000         1,150,090
Structured Adjustable Rate Mortgage Loan 2005-8XS A1 (a)               2.950    4/25/2035               1,375,000         1,375,000
USAOT 2004-3 A1                                                        2.337   11/15/2005               1,147,994         1,147,115
Vanderbilt Mortgage Finance 1999-A 1A6                                 6.750     3/7/2029               1,110,000         1,142,703
WFS Financial Owner Trust                                              3.170    8/22/2011               1,524,189         1,506,497
WFS Financial Owner Trust 2003-3 A4                                    3.250    5/20/2011               2,425,000         2,390,238
WFS Financial Owner Trust 2004-4 C                                     3.210    5/17/2012               2,025,000         1,998,664
WFS Financial Owner Trust 2004-4 Cl A2                                 2.500   12/17/2007               1,335,000         1,327,238
WFS Financial Owner Trust 2005-2 B                                     4.570   11/17/2012                 675,000           672,047
Whole Auto Loan Trust 2004-1 A1                                        2.150   10/15/2005               1,528,945         1,527,764
Whole Loan Auto Trust 2003-1 A2                                        1.400    4/15/2006                 273,986           273,615
                                                                                                                    ---------------
Total Asset Backed (Cost $99,329,494)                                                                                    98,896,468
                                                                                                                    ---------------

Collateralized Mortgage Obligation - 4.8%
GNMA 2004-43 A                                                         2.822   12/16/2019               1,366,391         1,312,180
GNMA 2004-51 A                                                         4.145    2/16/2018               2,028,346         2,006,714
GNMA 2004-57 A                                                         3.022    1/16/2019                 978,324           944,557
GNMA 2004-67 A                                                         3.648    9/16/2017               1,066,512         1,044,318
GNMA 2004-77 A                                                         3.402    3/16/2020                 849,454           824,489
GNMA 2004-97 AB                                                        3.084    1/16/2022               1,976,475         1,897,933
GNMA 2005-9 A                                                          4.026    5/16/2022               1,769,784         1,739,794
GNMA 2003-48 AC                                                        2.712    2/16/2020               2,658,305         2,555,115
GNMA 2003-72 A                                                         3.206    4/16/2018               2,317,101         2,254,311
GNMA 2003-88 AC                                                        2.914    6/16/2018               1,685,368         1,623,978
GNMA 2003-96 B                                                         3.607    8/16/2018                 615,000           600,486
GNMA 2004-12A                                                          3.110    1/16/2019               1,212,511         1,166,420
GNMA 2004-25 AC                                                        3.377    1/16/2023                 885,000           855,638
Washington Mutual 2003-AR10 A6 (a)                                     4.086   10/25/2033               1,800,000         1,770,728
Washington Mutual 2004-AR9 A7                                          4.227    8/25/2034               1,250,000         1,227,540

Security Description                                                   Rate     Maturity             Par Value           Value
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual 2005-AR4 A4B                                         4.684%   4/25/2035          $      450,000    $      446,484
Structured Asset Mortgage Investments, Inc. 1998-2 B                   6.750    4/30/2030                  70,379            70,069
                                                                                                                    ---------------
Total Collateralized Mortgage Obligations (Cost $22,824,481)                                                             22,340,754
                                                                                                                    ---------------

Corporate - 26.7%
Banking - 3.4%
Amsouth Bank NA                                                        4.850     4/1/2013               1,100,000         1,076,485
Chevy Chase Bank FSB                                                   6.875    12/1/2013               1,370,000         1,417,950
City National Corp.                                                    5.125    2/15/2013                 940,000           933,693
JPMorgan Chase & Co                                                    5.125    9/15/2014               1,600,000         1,574,690
Provident Capital Trust I                                              8.600    12/1/2026                 590,000           654,385
Rabobank Capital Funding Trust III 144A                                5.254   10/15/2049               1,450,000         1,436,097
Regions Financial Corp.                                                6.375    5/15/2012               1,000,000         1,078,743
Union Planters Corp.                                                   4.375    12/1/2010                 525,000           510,548
Union Planters Corp.                                                   7.750     3/1/2011               1,965,000         2,244,004
US Bank NA (a)                                                         2.783    9/29/2006               2,625,000         2,624,113
Wells Fargo & Co.                                                      6.375     8/1/2011                 850,000           921,851
Zions Bancorporation                                                   6.000    9/15/2015               1,145,000         1,193,126
                                                                                                                    ---------------
                                                                                                                         15,665,685
                                                                                                                    ---------------

Basic Materials - 2.1%
Cabot Corp. 144A                                                       5.250     9/1/2013                 900,000           884,469
Georgia-Pacific Corp.                                                  8.000    1/15/2024                 980,000         1,092,700
ICI Wilmington, Inc.                                                   4.375    12/1/2008                 335,000           330,868
International Flavors & Fragrances, Inc.                               6.450    5/15/2006                 950,000           972,564
International Paper Co.                                                5.300     4/1/2015               1,150,000         1,146,465
International Steel Group, Inc.                                        6.500    4/15/2014               1,045,000         1,065,900
RPM International, Inc.                                                6.250   12/15/2013               1,145,000         1,198,771
Lubrizol Corp.                                                         4.625    10/1/2009                 930,000           916,125
Lubrizol Corp.                                                         6.500    10/1/2034               1,400,000         1,462,387
Westvaco Corp.                                                         7.950    2/15/2031                 525,000           656,135
                                                                                                                    ---------------
                                                                                                                          9,726,384
                                                                                                                    ---------------

Communications - 3.1%
Alltel Corp.                                                           4.656    5/17/2007                 585,000           588,557
Clear Channel Communications, Inc.                                     5.000    3/15/2012               1,150,000         1,093,188
Comcast Corp.                                                          5.500    3/15/2011                 325,000           330,984
New Cingular Wireless Services, Inc.                                   8.750     3/1/2031                 430,000           567,304
News America Holdings                                                  9.250     2/1/2013                 536,000           668,950
News America Inc 144A                                                  5.300   12/15/2014                 295,000           288,983
SBC Communications, Inc.                                               5.625    6/15/2016                 710,000           712,803
Sprint Capital Corp.                                                   8.750    3/15/2032               1,720,000         2,231,461
TCI Communications, Inc.                                               7.875    2/15/2026                 825,000         1,006,479
Time Warner, Inc.                                                      6.750    4/15/2011               1,925,000         2,080,145
Univision Communications, Inc.                                         7.850    7/15/2011                 917,000         1,044,942
Verizon Global Funding Corp.                                           4.375     6/1/2013               2,050,000         1,945,680
Verizon Global Funding Corp.                                           7.750    6/15/2032                 575,000           699,573
Nextel Communications, Inc.                                            5.950    3/15/2014               1,025,000         1,019,875
                                                                                                                    ---------------
                                                                                                                         14,278,924
                                                                                                                    ---------------
Consumer Cyclical - 1.1%
Caesars Entertainment, Inc.                                            8.500   11/15/2006                 520,000           546,650
Caesars Entertainment, Inc.                                            8.875    9/15/2008                 900,000           986,625
DaimlerChrysler NA Holding Corp.                                       8.500    1/18/2031                 325,000           392,162
Heinz (H.J.) Co. 144A                                                  6.189    12/1/2005               1,105,000         1,121,046
MGM Mirage, Inc.                                                       6.000    10/1/2009                 410,000           404,363
Mohegan Tribal Gaming Authority                                        8.000     4/1/2012                 840,000           890,400
Station Casinos, Inc.                                                  6.000     4/1/2012                 850,000           843,625
                                                                                                                    ---------------
                                                                                                                          5,184,871
                                                                                                                    ---------------

Consumer Noncyclical - 2.6%
Altria Group, Inc.                                                     7.000    11/4/2013                 900,000           965,731
Aramark Services, Inc.                                                 7.000    7/15/2006               2,290,000         2,358,180
Aramark Services, Inc.                                                 7.000     5/1/2007               1,225,000         1,281,804
Erac USA Finance Co. 144A                                              7.950   12/15/2009               1,000,000         1,131,241
Kroger Co.                                                             7.250     6/1/2009                 600,000           650,504
Kroger Co.                                                             8.000    9/15/2029                 955,000         1,142,504
RR Donnelley & Sons Co.                                                4.950     4/1/2014               1,710,000         1,675,997
Safeway, Inc.                                                          6.150     3/1/2006               1,470,000         1,496,182
Stater Brothers Holdings                                               8.125    6/15/2012                 865,000           834,725
Wyeth                                                                  5.500    3/15/2013                 555,000           564,168
                                                                                                                    ---------------
                                                                                                                         12,101,036
                                                                                                                    ---------------

Energy - 1.3%
Amerada Hess Corp.                                                     7.300    8/15/2031               1,190,000         1,341,933
Halliburton Co.                                                        5.500   10/15/2010                 550,000           565,859
Southern Natural Gas Co.                                               6.700    10/1/2007               1,910,000         1,954,921
Tosco Corp.                                                            7.250     1/1/2007                 615,000           643,958
XTO Energy, Inc.                                                       7.500    4/15/2012               1,220,000         1,397,520
                                                                                                                    ---------------
                                                                                                                          5,904,191
                                                                                                                    ---------------

Financial - 7.2%
ACE Capital Trust II                                                   9.700     4/1/2030                 405,000           553,520
Archstone-Smith Operating Trust                                        5.000    8/15/2007                 850,000           859,400
Arden Realty LP REIT                                                   5.200     9/1/2011                 780,000           778,463
ASIF Global Financing 144A                                             3.850   11/26/2007                 870,000           858,392
Bear Stearns Cos., Inc.                                                4.500   10/28/2010                 905,000           889,571
Boeing Capital Corp.                                                   7.375    9/27/2010               1,055,000         1,185,629

Security Description                                                   Rate     Maturity             Par Value           Value
-----------------------------------------------------------------------------------------------------------------------------------
Boston Properties LP                                                   5.625%   4/15/2015          $      675,000    $      683,335
Countrywide Home Loans, Inc.                                           4.000    3/22/2011               2,379,000         2,252,371
CS First Boston Mortgage Securities Corp. 2002-HE4                     6.940    8/25/2032                 650,000           661,927
Deluxe Corp.                                                           3.500    10/1/2007                 485,000           472,474
Duke Really LP                                                         5.875    8/15/2012               1,150,000         1,188,379
Duke Realty LP                                                         7.750   11/15/2009                 915,000         1,015,711
Duke Realty LP                                                         6.950    3/15/2011                  25,000            27,140
EOP Operating LP                                                       7.000    7/15/2011               1,100,000         1,211,428
ERP Operating LP                                                       6.625    3/15/2012                 450,000           488,631
Ford Motor Credit Corp.                                                7.000    10/1/2013                 935,000           905,749
General Motors Acceptance Corp.                                        8.000    11/1/2031               1,475,000         1,284,493
Glencore Funding LLC 144A                                              6.000    4/15/2014               1,320,000         1,255,313
Goldman Sachs Group, Inc.                                              5.700     9/1/2012               1,335,000         1,374,383
Healthcare Realty Trust, Inc.                                          8.125     5/1/2011                 540,000           618,870
International Lease Finance Corp.                                      4.750    1/13/2012                 900,000           872,376
Jefferies Group, Inc.                                                  7.750    3/15/2012               1,920,000         2,159,823
Leucadia National Corp.                                                7.000    8/15/2013               1,160,000         1,157,100
Mack-Cali Realty LP                                                    5.125    1/15/2015                 550,000           537,143
MassMutual Global Funding II 144A                                      3.800    4/15/2009                 650,000           631,071
Morgan Stanley                                                         4.750     4/1/2014               1,350,000         1,285,361
Nationwide Mutual Insurance Co. 144A                                   8.250    12/1/2031               1,000,000         1,247,094
Nationwide Mutual Insurance Co. 144A                                   6.600    4/15/2034                 485,000           486,862
Principal Life Income Funding Trusts (a)                               2.670   10/14/2005               1,935,000         1,934,936
Prudential Financial, Inc.                                             5.100    9/20/2014                 925,000           915,846
Simon Property Group LP                                                4.875    8/15/2010                 795,000           786,107
SLM Corp.                                                              5.000    10/1/2013               2,600,000         2,566,385
                                                                                                                    ---------------
                                                                                                                         33,145,283
                                                                                                                    ---------------

Industrial - 2.0%
American Standard, Inc.                                                7.375     2/1/2008                 500,000           534,681
ICI Wilmington, Inc.                                                   5.625    12/1/2013               1,365,000         1,383,079
L-3 Communications Corp.                                               7.625    6/15/2012               1,450,000         1,540,625
Northrop Grumman Corp.                                                 7.125    2/15/2011                 545,000           607,776
Raytheon Co.                                                           5.500   11/15/2012                 380,000           392,478
Raytheon Co.                                                           6.750    8/15/2007                 248,000           260,933
Republic Services, Inc. 144A                                           6.086    3/15/2035               1,450,000         1,464,389
Sealed Air Corp.144A                                                   5.625    7/15/2013                 570,000           576,522
Waste Management, Inc.                                                 7.000    7/15/2028                 900,000         1,005,916
Waste Management, Inc.                                                 6.875    5/15/2009               1,220,000         1,312,880
Waste Management, Inc.                                                 7.375     8/1/2010                 275,000           306,473
Waste Management, Inc.                                                 7.375    5/15/2029                  35,000            40,742
                                                                                                                    ---------------
                                                                                                                          9,426,494
                                                                                                                    ---------------
Services - 0.3%
CVS Corp.                                                              4.000    9/15/2009                 360,000           351,257
May Dept Stores                                                        6.650    7/15/2024               1,145,000         1,175,928
                                                                                                                    ---------------
                                                                                                                          1,527,185
                                                                                                                    ---------------

Transportation - 0.8%
Norfolk Southern Corp.                                                 6.750    2/15/2011                 325,000           356,214
Fedex Corp.                                                            2.650     4/1/2007               1,090,000         1,056,258
Union Pacific Corp.                                                    3.875    2/15/2009               1,400,000         1,359,282
CSX Corp.                                                              6.250   10/15/2008                 865,000           910,295
                                                                                                                    ---------------
                                                                                                                          3,682,049
                                                                                                                    ---------------
Technology - 0.1%
Freescale Semiconductor Inc.                                           6.875    7/15/2011                 335,000           344,631
                                                                                                                    ---------------

Utilities - 2.7%
Appalachian Power Co.                                                  5.950    5/15/2033                 450,000           453,902
Consumers Energy Co.                                                   6.250    9/15/2006                 625,000           642,553
Consumers Energy Co.                                                   5.375    4/15/2013                 995,000         1,002,008
Dominion Resources, Inc.                                               7.195    9/15/2014               1,380,000         1,565,044
FirstEnergy Corp.                                                      7.375   11/15/2031                 400,000           453,081
FPL Energy National Wind 144A                                          5.608    3/10/2024                 230,000           227,357
Illinois Power Co.                                                     7.500    6/15/2009               1,190,000         1,316,537
Indianapolis Power & Light 144A                                        6.600     1/1/2034                 285,000           307,595
Nevada Power Co. 144A                                                  5.875    1/15/2015                 275,000           268,125
Niagara Mohawk Power Corp.                                             7.750    10/1/2008               1,000,000         1,104,497
Nisource Finance Corp.                                                 7.875   11/15/2010                 750,000           855,284
Pacific Gas & Electric Co.                                             3.600     3/1/2009                 550,000           529,269
Pepco Holdings, Inc.                                                   5.500    8/15/2007                 850,000           869,687
Public Service Co. of Colorado                                         4.375    10/1/2008                 930,000           926,250
Southern California Edison Co.                                         8.000    2/15/2007                 357,000           380,137
Southern California Edison Co. (a)                                     2.930    1/13/2006               1,550,000         1,552,629
                                                                                                                    ---------------
                                                                                                                         12,453,955
                                                                                                                    ---------------
Total Corporate (Cost $122,901,204)                                                                                     123,440,688
                                                                                                                    ---------------

Municipal Bonds - 0.9%
Badger Tob Asset Securitization Corp.                                  6.125     6/1/2027                 965,000           979,041
Golden State Tobacco Securitization Corp.                              5.000     6/1/2021               1,795,000         1,807,421
Sacramento County California Pension Funding (b)                       0.000    7/10/2030               1,675,000         1,590,262
                                                                                                                    ---------------
Total Municipal Bonds (Cost $4,140,917)                                                                                   4,376,724
                                                                                                                    ---------------

Sovereign Bonds - 3.3%
Banco Nacional de Desenvolvimento Economico e Social (a)               5.832    6/16/2008               1,325,000         1,300,156
Deutsche Republic                                                      4.125     7/4/2008               1,655,000         2,233,249
Republic of El Salvador                                                9.500    8/15/2006               1,200,000         1,266,000

Security Description                                                   Rate     Maturity             Par Value           Value
-----------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador 144A                                           8.500%   7/25/2011          $      870,000    $      983,100
Republic of South Africa                                               9.125    5/19/2009               1,485,000         1,692,900
Russian Federation                                                    10.000    6/26/2007               1,315,000         1,444,856
Russian Federation                                                     8.250    3/31/2010                 955,000         1,026,625
Russian Federation                                                    12.750    6/24/2028                 700,000         1,146,250
Ukraine Government 144A (a)                                            6.365     8/5/2009                 545,000           584,513
United Mexican States                                                  6.375    1/16/2013                 750,000           776,250
United Mexican States                                                  6.750    9/27/2034               2,785,000         2,712,590
                                                                                                                    ---------------
Total Sovereign Bonds (Cost $15,094,157)
                                                                                                                    ---------------
                                                                                                                         15,166,489
                                                                                                                    ---------------
Yankee Bonds - 4.1%
Amvescap PLC                                                           5.375    2/27/2013               1,090,000         1,081,580
Bombardier, Inc. 144A                                                  6.300     5/1/2014               2,090,000         1,755,600
British Sky Broadcasting PLC                                           6.875    2/23/2009                 115,000           123,372
British Sky Broadcasting PLC                                           8.200    7/15/2009               3,555,000         4,008,821
Celulosa Arauco y Constitucion SA                                      5.125     7/9/2013                 935,000           894,187
Chuo Mitsui Trust & Banking 144A (a)                                   5.506    2/15/2049                 475,000           454,180
Deutsche Telekom International Finance BV                              8.750    6/15/2030               1,320,000         1,726,363
Donohue Forest Products                                                7.625    5/15/2007               1,560,000         1,567,800
French Telecom                                                         8.000     3/1/2011                 440,000           503,464
Northern Rock PLC 144A                                                 5.600    4/30/2014                 640,000           652,920
Pearson Dollar Finance PLC 144A                                        4.700     6/1/2009                 875,000           869,217
Petro-Canada                                                           5.000   11/15/2014                 920,000           900,318
Sappi Papier Holding AG 144A                                           6.750    6/15/2012               1,076,000         1,167,143
St. George Bank Ltd. 144A                                              5.300   10/15/2015                 890,000           896,742
Teck Cominco Ltd.                                                      7.000    9/15/2012               1,465,000         1,593,415
Export-Import Bank of Korea                                            4.500    8/12/2009                 895,000           880,518
                                                                                                                    ---------------
Total Yankee Bonds (Cost $18,938,800)
                                                                                                                    ---------------
                                                                                                                         19,075,640
                                                                                                                    ---------------
Non-Agency Pass Thru Securities - 2.3%
DLJ Commercial Mortgage Corp. 1998-CF2 B1                              7.050   11/12/2031               2,350,000         2,502,208
First Chicago/Lennar Trust 1997-CHL1 D(a)                              7.751    4/29/2039               3,995,001         4,096,125
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                4.240    8/13/2039               1,890,000         1,838,543
Calwest Industrial Trust 2002-CALW A                                   6.127    2/15/2017               1,120,000         1,189,159
Capco America Securitization Corp. 1998-D7 A1B                         6.260   10/15/2030               1,165,000         1,228,375
                                                                                                                    ---------------
Total Non-Agency Pass Thru Securities (Cost $10,658,461)
                                                                                                                    ---------------
                                                                                                                         10,854,410
                                                                                                                    ---------------
U.S. Government Agency - 27.7%
Pass Thru Securities - 27.7%
FHLMC Gold                                                             4.000    10/1/2009                 666,256           660,219
FHLMC Gold                                                             7.000    11/1/2031                 208,550           219,781
FHLMC Gold                                                             7.000    11/1/2031                 188,786           198,953
FHLMC Gold                                                             6.000    10/1/2033               2,700,007         2,764,239
FHLMC Gold                                                             5.500     1/1/2034               1,054,679         1,058,121
FHLMC Gold                                                             5.500     3/1/2034                 420,988           422,362
FNMA                                                                   4.000     5/1/2010               2,584,099         2,532,903
FNMA                                                                   3.640     6/1/2010               2,665,000         2,524,200
FNMA                                                                   3.530     7/1/2010               1,194,349         1,131,603
FNMA                                                                   5.139   12/25/2011               1,018,529         1,040,347
FNMA                                                                   8.500     6/1/2012                  41,343            43,305
FNMA                                                                   5.000     1/1/2019                 497,427           497,411
FNMA                                                                   5.500    11/1/2024               1,965,377         1,983,774
FNMA                                                                   5.500     1/1/2025               4,978,935         5,025,543
FNMA                                                                   7.500    11/1/2029                     889               952
FNMA                                                                   5.500     5/1/2033               1,201,968         1,205,948
FNMA                                                                   5.500     1/1/2034                 900,569           903,551
FNMA                                                                   5.500     1/1/2034               2,320,511         2,328,195
FNMA (TBA) #                                                           4.500     4/1/2020           19,850,000.00     19,403,375.00
FNMA (TBA) #                                                           5.000     4/1/2020            8,750,000.00      8,741,792.50
FNMA (TBA) #                                                           5.500     4/1/2020           13,500,000.00     13,753,125.00
FNMA (TBA) #                                                           5.000     4/1/2034            9,420,000.00      9,181,560.96
FNMA (TBA) #                                                           5.000     4/1/2035            9,340,000.00      9,129,850.00
FNMA (TBA) #                                                           5.500     4/1/2035           25,665,000.00     25,697,081.25
FNMA (TBA) #                                                           6.000     4/1/2035           17,050,000.00     17,422,968.75
GNMA                                                                   9.000    2/15/2021                  20,496            22,532
GNMA                                                                   6.500    8/15/2032                 341,742           357,371
                                                                                                                    ---------------
Total U.S. Government Agency (Cost $128,969,243)                                                                        128,251,063
                                                                                                                    ---------------

U.S.  Treasury Obligations - 21.9%
U.S. Treasury Inflation-Indexed Bond                                   3.375    1/15/2007              27,874,450        29,262,764
U.S. Treasury Inflation-Indexed Bond                                   0.875    4/15/2010               6,743,952         6,596,826
U.S. Treasury Note                                                     1.625    4/30/2005               4,545,000         4,540,737
U.S. Treasury Note                                                     3.375    9/15/2009              23,255,000        22,538,281
U.S. Treasury Note                                                     4.250    8/15/2013              20,800,000        20,511,566
U.S. Treasury Note                                                     6.250    5/15/2030              15,065,000        18,100,356
                                                                                                                    ---------------
Total  U.S. Treasury Obligations (Cost $101,494,585)                                                                    101,550,530
                                                                                                                    ---------------

Foreign Denominated Securities - 3.2%
Australia - 1.7%
Australian Government                                                  5.250    8/15/2010    AUD       10,500,000         7,953,835
                                                                                                                    ---------------

Euro - 1.5%
Deutsche Republic                                                      4.500     1/4/2013    EUR        1,620,000         2,253,686
Deutsche Republic                                                      4.750     7/4/2034               3,195,000         4,584,290
                                                                                                                    ---------------
                                                                                                                          6,837,976
                                                                                                                    ---------------
Total Foreign Denominated Securities (Cost $13,992,171)                                                                  14,791,811
                                                                                                                    ---------------
TOTAL BONDS AND NOTES (Cost $ 538,343,513)                                                                              538,744,577
                                                                                                                    ---------------

Security Description                                                   Rate     Maturity             Par Value           Value
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED  STOCKS-0.6%                                                                 $                 $
Equity Office Properties Trust 5.25% 144A CVT Pfd REIT
(Cost $ 2,513,200)                                                                                         50,600         2,580,600
                                                                                                                    ---------------

PURCHASED OPTIONS - 0.0%                                                                           Contract Size
                                                                                                   -------------
US Treasury Note 4.00% Call , Strike Price 96.9375, 5/31/05                                                46,500            32,550
US Treasury Note 4.00% Put, Strike Price 95.328125, 6/7/05                                                 51,500            47,380
                                                                                                                    ---------------
TOTAL PURCHASED OPTIONS (Cost $ 120,141)                                                                                     79,930
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 3.9%
U.S. Government Agency-2.3%
FNMA Discount Note++                                                   2.550    4/13/2005%              10,500,000        10,490,830
                                                                                                                    ---------------

U.S. Treasury Bill - 1.6%
U.S. Treasury Bill !                                                    2.26    4/14/2005               7,050,000         7,043,279
U.S. Treasury Bill !                                                   2.735    6/16/2005                 325,000           323,149
                                                                                                                    ---------------
                                                                                                                          7,366,428
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $ 17,857,236)                                                                         17,857,258
                                                                                                                    ---------------

INVESTMENT OF CASH COLLATERAL - 21.6%                                                                  Shares
                                                                                                   -------------
BlackRock Cash Strategies L.L.C ** (Cost $ 100,290,698)                                               100,290,698       100,290,698
                                                                                                                    ---------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $ 659,124,788)                                                                     659,553,063
                                                                                                                    ---------------

AFFILIATED INVESTMENTS - 0.6%
Dreyfus Institutional Preferred Plus Money Market Fund +
(Cost $ 2,974,253)                                                                                      2,974,253         2,974,253
                                                                                                                    ---------------
TOTAL INVESTMENTS - 142.9% (Cost $ 662,099,041)                                                                         662,527,316
LIABILITIES IN EXCESS OF OTHER ASSETS - (42.9%)                                                                        (198,985,333)
                                                                                                                    ---------------
NET ASSETS-100%                                                                                                     $   463,541,983
                                                                                                                    ===============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
GNMA-Government National Mortgage Association
NCL-Non-call
REIT-Real Estate Investment Trust
TBA-To Be Announced
(a) Variable Rate Security; rate indicated as of 3/31/05.
(b) Zero coupon security.
+Affiliated institutional money market fund.
++ Rate noted is yield to maturity
# Delayed Delivery contract.
! Denotes all of part of security pledged as collateral.
** Money market fund exempt from registration under the Investment Company Acts of 1940 offered only to eligible investors.

At March 31, 2005 the Fund held the following futures contracts:

                                                                             Underlying    Unrealized
                                                                             Face Amount   Gain/(Loss)
Contract                                     Position      Expiration Date    at Value
--------------------------------------------------------------------------------------------------------
U.S. Long Bond CBT (35 Contracts)               Long         6/30/2005         $ 3,921,094   $   (23,159)
U.S. 5 Year Treasury Note (433 Contracts)      Short         6/30/2005          46,862,102       488,352
U.S. 10 Year Treasury Note (46 Contracts)      Short         6/30/2005           5,086,594        60,125
                                                                                             -----------
                                                                                             $   525,318
                                                                                             ===========

At March 31, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                            Local
                          Principal      Contract Value       Value at         USD Amount to
Contracts to Deliver        Amount            Date         March 31, 2005         Receive        Unrealized Gain
----------------------------------------------------------------------------------------------------------------
Australian Dollar         10,420,000        6/15/2005        $ 7,998,850          8,173,552        $   174,702
Brazilian Real             1,790,000        8/15/2005            635,603            645,764             10,161
Euro                       8,410,000        6/15/2005         10,921,007         11,345,931            424,924
                                                             -----------        -----------        -----------
Total                                                        $19,555,460         20,165,247        $   609,787
                                                             ===========        ===========        ===========

                          Local
                        Principal     Contract Value       Value at           USD Amount to       Unrealized
Contracts to Receive      Amount           Date         March 31, 2005           Deliver          Gain/(Loss)
-------------------------------------------------------------------------------------------------------------
Brazilian Real          5,740,000        8/15/2005        $ 2,038,191           2,056,611        $   (18,420)
Euro                    3,420,000        6/15/2005          4,441,123           4,434,817              6,306
                                                          -----------         -----------        -----------
Total                                                     $ 6,479,314           6,491,428        $   (12,114)
                                                          ===========         ===========        ===========

At March 31, 2005, the Fund held the following open swap contracts:

                                                                           Expiration
Description                                                                   Date       Notional Amount       Value
----------------------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch, dated 4/23/04 to receive 1.56% per year times the notional amount. The Portfolio makes payment of the notional amount times the difference between the par value and the then-market
value of Georgia Pacific Corp., 8.125% due 5/15/11, only upon a credit      6/20/2009     1,415,000 USD      $ 19,751
event by Georgia Pacific Corp.

Agreement with Bear Stearns, dated 1/12/05 to pay 0.40% per year times the notional amount. The Portfolio receives payment of the notional amount times the difference between the par value and the then-market
value of Viacom, Inc., 6.625% due 5/15/11, only upon a credit event by      3/20/2010     4,890,000 USD        (7,721)
Viacom, Inc..

Agreement with Citigroup, dated 2/9/05 to receive 0.53% per year times the notional amount. The Portfolio makes payment of the notional amount times the difference between the par value and the then-market value of
Washington Mutual, Inc., 4.000% due 1/15/09 only upon a credit event by     3/20/2015      2,305,000 USD      (39,814)
Washington Mutual, Inc..
                                                                                                             --------
Total Swap Value                                                                                             $(27,784)
                                                                                                             ========

               Standish Mellon Short-Term Asset Reserve Portfolio
                    Schedule of Investments - March 31, 2005

                                                                         Expected                      Par
Security Description                                             Rate    Maturity     Maturity        Value          Value
-----------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 104.9%
BONDS AND NOTES - 90.3%
Asset Backed - 24.5%
Chase Funding Mortgage Loan Asset Backed 2003-3 2A2 (a)         3.120%                4/25/2033   $  1,115,652   $  1,119,115
Chase Manhattan Auto Owner Trust 2003-B A4                      2.570                 2/16/2010      1,000,000        972,259
Citibank Credit Card Issuance Trust 2004-A1 A1                  2.550                 1/20/2009      1,250,000      1,216,318
Collegiate Funding Services Education Loan 2005-A A1 (a)        2.770                 9/29/2014        750,000        745,890
Discover Card Master Trust I 2000-5 A(a)                        2.770                11/15/2007        725,000        725,160
First USA Credit Card Master Trust 1997-4 A (a)                 3.040                 2/17/2010        750,000        753,248
GE Dealer Floorplan Master Note Trust 2004-1 (a)                2.900                 7/20/2008        400,000        399,968
Gracechurch Card Funding PLC 4 A (a)                            2.640                 6/15/2008      2,000,000      2,000,917
GS Auto Loan Trust 2004-1 A4                                    2.650                 5/16/2011        315,000        304,677
Honda Auto Receivables Owner Trust 2002-4 A4                    2.700                 3/17/2008        600,000        593,805
Lehman Brothers 2004-LLFA A1 144A (a)                           2.940                10/15/2017        366,170        366,129
M & I Auto Loan Trust 2003-1 A4                                 2.970                 4/20/2009        700,000        684,446
Nelnet Student Loan Corp., 2004-1A A2 144A(a)                   2.491                 8/26/2030        750,000        750,128
Option One Mortgage Loan Trust 2004-1 (a)                       3.140                 1/25/2034        214,901        215,058
Option One Mortgage Loan Trust 2004-3 A2 (a)                    3.000                11/25/2034        285,271        285,316
Slm Student Loan Trust 2004-9 A2 (a)                            2.720                10/25/2012      1,000,000        999,820
Toyota Auto Receivables Owner Trust 2003-B A3 (a)               2.840                 8/15/2007      1,903,532      1,903,961
Wachovia Auto Owner Trust 2004-B A4                             3.440                 3/21/2011        400,000        389,827
Washington Mutual 2003-AR4 A5                                   3.551                 5/25/2033        180,411        179,685
World Financial Network Credit Card Master Trust 2004-B A (a)   2.690                 7/15/2010      1,000,000        999,978
                                                                                                                 ------------
Total Asset Backed (Cost $15,693,373)                                                                              15,605,705
                                                                                                                 ------------

Collateralized Mortgage Obligations - 3.9%
Mound Financing PLC 3A A1-1 144A (a) (Cost $2,500,000)          2.350                  2/8/2008      2,500,000      2,500,875
                                                                                                                 ------------

Corporate - 46.3%
Communications - 1.6%
Viacom, Inc.                                                    5.625                  5/1/2007      1,000,000      1,023,506
                                                                                                                 ------------

Consumer Noncyclical - 6.2%
Diageo Capital PLC                                              6.125                 8/15/2005      2,000,000      2,021,162
General Mills, Inc.                                             2.625                10/24/2006      2,000,000      1,954,824
                                                                                                                 ------------
                                                                                                                    3,975,986
                                                                                                                 ------------

Financial - 31.9%
Allstate Corp. Senior Notes                                     7.875                  5/1/2005      1,500,000      1,505,102
Bear Stearns Co., Inc. (a)                                      3.040                 9/15/2006      2,000,000      2,001,480
CIT Group, Inc. (a)                                             3.270                 6/19/2006        500,000        500,899
CIT Group, Inc. (a)                                             3.450                 9/22/2006      1,550,000      1,556,854
Citigroup Global Markets Holdings, Inc. (a)                     3.090                  6/6/2006      2,000,000      2,003,336
Countrywide Home Loans, Inc. (a)                                2.960                 2/17/2006        700,000        700,061
CS First Boston (USA), Inc. (a)                                 3.330                 6/19/2006      2,000,000      2,006,344
Ford Motor Credit Corp.                                         6.500                 1/25/2007        235,000        237,384
Genworh Financial, Inc. (a)                                     3.160                 6/15/2007      1,000,000      1,001,515
HSBC Bank USA (a)                                               3.120                 9/21/2007      1,500,000      1,501,137
JPMorgan Chase & Co. (a)                                        3.130                12/12/2006        850,000        851,328
Merrill Lynch & Co. (a)                                         3.020                  2/6/2009      1,000,000      1,002,433
Metropolitan Life Global Funding I 144A (a)                     2.634                 10/5/2007      1,000,000        999,981
Morgan Stanley                                                  5.800                  4/1/2007        935,000        961,259
Morgan Stanley Dean Witter                                      7.750                 6/15/2005      2,000,000      2,017,512
Textron Financial Corp.                                         2.690                 10/3/2006        500,000        488,889

                                                                         Expected                      Par
Security Description                                             Rate    Maturity     Maturity        Value          Value
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Corp. (a)                                              2.940%                7/20/2007    $  1,000,000   $   999,949
                                                                                                                 ------------
                                                                                                                   20,335,463
                                                                                                                 ------------
Health Care - 2.6%
Nationwide Life Global Fund 144A (a)                            3.180                 9/28/2007      1,000,000      1,000,103
Unitedhealth Group, Inc.                                        3.375                 8/15/2007        700,000        685,472
                                                                                                                 ------------
                                                                                                                    1,685,575
                                                                                                                 ------------
Public Utility - 1.6%
Alabama Power Co. (a)                                           3.063                 8/25/2009      1,000,000      1,000,269
                                                                                                                 ------------
Services - 0.8%
John Deere Capital Corp. (a)                                    3.090                 3/16/2006        500,000        500,363
                                                                                                                 ------------
Technology- 1.6%
First Data Corp.                                                4.700                 11/1/2006      1,000,000      1,008,698
                                                                                                                 ------------
Total Corporate (Cost $29,649,369)                                                                                 29,529,860
                                                                                                                 ------------
Yankee Bonds - 4.7%
HBOS Treasury Services PLC 144A (a)                             2.700                 1/12/2007      1,500,000      1,502,165
Permanent Financing PLC 3A (a)                                  2.585                 6/10/2007      1,490,000      1,492,098
                                                                                                                 ------------
Total Yankee Bonds (Cost $2,990,000)                                                                                2,994,263
                                                                                                                 ------------

U.S. Treasury Obligations - 5.2%
U.S. Treasury Inflation-Indexed Bond  (Cost $3,343,368)         3.625                 1/15/2008      3,098,340      3,332,206
                                                                                                                 ------------

U.S. Government Agency - 5.7%
Government Backed - 4.2%
Fannie Mae                                                      4.500                 5/25/2012        750,000        753,950
Fannie Mae                                                      5.250                 4/25/2025        300,000        302,063
Freddie Mac                                                     4.500                 1/15/2019        476,547        477,769
Freddie Mac                                                     5.000                 6/15/2016        650,000        656,979
Freddie Mac                                                     5.000                 1/15/2023        465,000        469,626
                                                                                                                 ------------
                                                                                                                    2,660,387
                                                                                                                 ------------

Pass Thru Securities - 1.5%
Freddie Mac                                                     2.614                 7/15/2011        553,035        545,418
Freddie Mac                                                     5.500                10/15/2018        425,000        431,567
                                                                                                                 ------------
                                                                                                                      976,985
                                                                                                                 ------------
Total U.S. Government Agency (Cost $3,685,719)                                                                      3,637,372
                                                                                                                 ------------
TOTAL BONDS AND NOTES (COST $57,861,829)                                                                           57,600,281
                                                                                                                 ------------


SHORT TERM INVESTMENTS - 9.5%
Commercial Paper - 9.2%
Ciesco Lp +                                                     2.840                  4/1/2005        615,000        615,000
Edison Asset Securities +                                       3.160                 9/12/2005        750,000        739,203
Metlife Funding +                                               3.150                  9/9/2005        750,000        739,434
Public Square Funding +                                         2.860                  4/1/2005      2,000,000      2,000,000
Starbird Funding Corp. +                                        2.730                 4/12/2005      1,000,000        999,166
Three Pillars Funding. +                                        2.750                 4/15/2005        750,000        749,198
                                                                                                                 ------------
                                                                                                                    5,842,001
                                                                                                                 ------------
U.S. Government - 0.3%
FNMA Discount Note+                                             2.635                 5/11/2005        200,000        199,410
                                                                                                                 ------------
TOTAL SHORT TERM INVESTMENTS (Cost $6,041,412)                                                                      6,041,411
                                                                                                                 ------------

Investment Of Cash Collateral - 5.1%                                                                  Shares
                                                                                                   ------------
BlackRock Cash Strategies L.L.C.**  (Cost $3,246,875)                                                3,246,875      3,246,875
                                                                                                                 ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $67,150,116)                                                                  66,888,567
                                                                                                                 ------------
TOTAL INVESTMENTS - 104.9% (Cost $67,150,116)                                                                      66,888,567
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9%)                                                                     (3,083,832)
                                                                                                                 ------------
NET ASSETS - 100.0%                                                                                              $ 63,804,735
                                                                                                                 ============

(a) Variable Rate Security; rate indicated as of 3/31/05.
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
+ Rate noted is yield to maturity
** Money market fund exempt from registration under the Investment Company Acts of 1940 offered only to eligible investors.

                                                 Standish Mellon Global Fixed Income Portfolio
                                                    Schedule of Investments - March 31, 2005

Security Description                                 Rate            Maturity                   Par Value          Value
-----------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 100.5%
BONDS AND NOTES - 93.5%
Corporate - 14.4%
Basic Materials - 1.0%
Freeport-McMoRan Copper & Gold, Inc.                 10.125%            2/1/2010            $     130,000     $   144,300
Georgia-Pacific Corp.                                 8.875             2/1/2010                  115,000         128,369
ICI Wilmington, Inc.                                  4.375            12/1/2008                  250,000         246,916
International Paper Co.                               5.300             4/1/2015                  195,000         194,401
                                                                                                          ---------------
                                                                                                                 713,986
                                                                                                          ---------------

Communications - 2.6%
Clear Channel Communication                           4.900            5/15/2015                  185,000         166,784
COX Communications Inc.                               7.125            10/1/2012                  295,000         321,725
CSC Holdings, Inc.                                    7.875           12/15/2007                  155,000         161,200
Dex Media West LLC/Dex Media Finance Co.              8.500            8/15/2010                   70,000          74,725
Dex Media West LLC/Dex Media Finance Co.              9.875            8/15/2013                   69,000          76,935
DirecTV Holdings LLC                                  8.375            3/15/2013                  120,000         129,900
New Cingular Wireless Services, Inc.                  8.750             3/1/2031                  150,000         197,897
News America Holdings                                 9.250             2/1/2013                  180,000         224,647
RH Donnelley Finance Corp.                            8.875           12/15/2010                   50,000          54,500
RH Donnelley Finance Corp.                           10.875           12/15/2012                   90,000         103,725
Salem Communications Corp.                            7.750           12/15/2010                   90,000          93,263
Univision Communications, Inc.                        7.850            7/15/2011                  200,000         227,904
                                                                                                          ---------------
                                                                                                                1,833,205
                                                                                                          ---------------

Consumer Cyclical - 0.8%
Carnival Corp.                                        3.750           11/15/2007                  265,000         260,433
Mohegan Tribal Gaming Authority                       8.000             4/1/2012                  100,000         106,000
Office Depot, Inc.                                    6.250            8/15/2013                  145,000         151,704
Yum! Brands, Inc.                                     8.875            4/15/2011                   75,000          89,863
                                                                                                          ---------------
                                                                                                                  608,000
                                                                                                          ---------------

Consumer Noncyclical - 0.6%
Deluxe Corp.                                          3.500            10/1/2007                  185,000         180,222
Kroger Co.                                            8.000            9/15/2029                  185,000         221,323
                                                                                                          ---------------
                                                                                                                  401,545
                                                                                                          ---------------

Energy - 1.2%
Chesapeake Energy Corp.                               8.125             4/1/2011                  100,000         106,000
Halliburton Co.                                       5.500           10/15/2010                  325,000         334,371
Pemex Project Funding Master Trust (a)                4.310            6/15/2010                  155,000         158,100
Petronas Capital Ltd.                                 7.875            5/22/2022                  160,000         191,980
Southern Natural Gas Co.                              8.875            3/15/2010                  100,000         108,430
                                                                                                          ---------------
                                                                                                                  898,881
                                                                                                          ---------------

Financial - 4.7%
ACE Capital Trust II                                  9.700             4/1/2030                  195,000         266,510
Boston Properties, Inc.                               6.250            1/15/2013                   85,000          90,921
Chevy Chase Bank FSB                                  6.875            12/1/2013                  295,000         305,325
Duke Realty Corp REIT                                 5.250            1/15/2010                  175,000         176,952
EOP Operating LP                                      7.000            7/15/2011                  250,000         275,325
EOP Operating LP                                      7.875            7/15/2031                  155,000         185,226
Ford Motor Credit Corp.                               5.625            10/1/2008                   85,000          81,456
Ford Motor Credit Corp.                               6.875             2/1/2006                  130,000         131,768
Glencore Funding LLC                                  6.000            4/15/2014                   95,000          90,345
Hibernia Corp.                                        5.350             5/1/2014                  245,000         241,603
Jefferies Group, Inc.                                 5.500            3/15/2016                  110,000         107,698
JPMorgan Chase & Co                                   5.125            9/15/2014                  360,000         354,305
Nationwide Mutual Insurance 144A                      7.875             4/1/2033                  215,000         258,626
Nordea Bank 144A                                      7.500            1/30/2007                  445,000         465,665
Washington Mutual, Inc.                               4.625             4/1/2014                  365,000         344,813
                                                                                                          ---------------
                                                                                                                3,376,538
                                                                                                          ---------------
Industrial - 1.1%
American Standard, Inc.                               7.375             2/1/2008                  145,000         155,057
Ispat Inland Ulc                                      9.750             4/1/2014                  137,000         160,290
Jefferson Smurfit Corp. US                            8.250            10/1/2012                   15,000          15,413
Republic Services, Inc.                               6.750            8/15/2011                  150,000         163,971
Waste Management, Inc.                                6.875            5/15/2009                  245,000         263,652
                                                                                                          ---------------
                                                                                                                  758,383
                                                                                                          ---------------

Technology - 0.1%
Freescale Semiconductor, Inc. (a)                     5.890            7/15/2009                  100,000         102,625
                                                                                                          ---------------

Utilities - 2.3%
AES Corp.                                             8.750%           5/15/2013              $  100,000      $  109,000
FirstEnergy Corp.                                     6.450           11/15/2011                 560,000         590,825
Niagara Mohawk Power Corp.                            7.750            10/1/2008                 175,000         193,287
Nisource Finance Corp.                                6.150             3/1/2013                 150,000         159,272
Pepco Holdings, Inc.                                  6.450            8/15/2012                  85,000          91,444
Progress Energy Inc.                                  7.000           10/30/2031                 230,000         252,333
TXU Energy Co.                                        7.000            3/15/2013                 270,000         295,482
                                                                                                            ---------------
                                                                                                               1,691,643
                                                                                                            ---------------
Total Corporate Bonds (Cost $10,160,894)                                                                      10,384,806
                                                                                                            ---------------

Sovereign Bonds - 1.5%
Egyptian Note 144A                                    7.500            5/15/2005                 175,000         175,770
Republic of Brazil (a)                                4.313            4/15/2012                 114,707         107,681
Republic of El Salvador                               8.500            7/25/2011                 160,000         180,800
Republic of Panama                                    8.875            9/30/2027                  65,000          69,875
Republic of South Africa                              9.125            5/19/2009                  60,000          68,400
Republic of South Africa                              7.375            4/25/2012                 120,000         132,000
Russian Federation                                    5.000            3/31/2030                 175,000         179,813
Serbian Government                                    3.750           11/15/2024                 140,000         113,400
Ukraine Government Senior Notes                      11.000            3/15/2007                  54,136          57,993
                                                                                                          --------------
Total Sovereign Bonds (Cost $1,074,576)                                                                        1,085,732
                                                                                                          --------------

Yankee Bonds - 2.2%
Amvescap PLC                                          5.375            2/27/2013                 130,000         128,996
Amvescap Plc                                          5.375           12/15/2014                 205,000         200,332
Chuo Mitsui Trust & Banking 144A (a)                  5.506            2/15/2049                 100,000          95,617
Deutsche Telekom International Finance BV             5.250            7/22/2013                  90,000          90,257
Deutsche Telekom International Finance BV             8.500            6/15/2010                 375,000         431,280
French Telecom                                        8.000             3/1/2011                 205,000         234,568
Industrial Bank of Korea 144A                         4.000            5/19/2014                 175,000         168,381
Rogers Wireless, Inc.                                 7.500            3/15/2015                  45,000          46,463
Royal Caribbean Cruises Ltd.                          8.250             4/1/2005                 100,000         100,000
Teck Cominco Ltd.                                     7.000            9/15/2012                  85,000          92,451
                                                                                                          --------------
Total Yankee Bonds (Cost $1,592,201)                                                                           1,588,345
                                                                                                          --------------


U.S. Government Agency Pass Thru Securities - 1.9%
FNMA                                                  5.500             1/1/2034                 562,548         564,411
FNMA(TBA) #                                           6.500             4/1/2019                 760,000         788,500
                                                                                                          --------------
Total U.S. Government Agency (Cost $1,365,345)                                                                 1,352,911
                                                                                                          --------------

U.S. Treasury Obligations - 3.1%
U.S. Treasury Note                                    6.625            5/15/2007                 295,000         311,721
U.S. Treasury Note                                    6.125            8/15/2007                 225,000         236,540
U.S. Treasury Note                                    4.000           11/15/2012                 950,000         927,438
U.S. Treasury Note                                    4.250            8/15/2013                 480,000         473,344
U.S. Treasury Note                                    6.250            5/15/2030                 230,000         276,341
                                                                                                         ---------------
Total U.S. Treasury Obligations (Cost $2,266,033)                                                              2,225,384
                                                                                                         ---------------

Foreign Denominated - 70.4%
Australia - 11.7%
Australian Government                                 0.000            8/15/2010    AUD        4,165,000       3,155,021
Australian Government                                 0.000            2/15/2017               1,510,000       1,194,769
Australian Government Bond                            0.000            6/15/2011               5,295,000       4,111,643
                                                                                                         ---------------
                                                                                                               8,461,433
                                                                                                         ---------------
Canada - 0.7%
Canadian Pacific Railway Ltd                          0.000            6/15/2010    CAD          620,000         525,790
                                                                                                         ---------------

Denmark - 1.3%
Realkredit Danmark A/S                                0.000             1/1/2006    DKK        5,140,000         905,311
                                                                                                         ---------------

Euro - 31.9%
Allied Domecq Financial Services PLC                  5.875            6/12/2009    EUR          145,000         205,898
Allied Irish Bank UK (a)                              4.781           12/10/2049                 160,000         212,663
Autostrade SpA (a)                                    2.583             6/9/2011                 300,000         392,798
Bank of America Corp                                  4.750             5/6/2019                  40,000          54,419
Barclays Bank PLC (a)                                 4.875           12/15/2014                 150,000         199,040
Belgium Government Bond                               4.250            9/28/2013               2,445,000       3,331,827
Bertelsmann US Finance, Inc.                          4.625             6/3/2010                 135,000         183,364
Citigroup Inc                                         2.286             6/3/2011                 370,000         480,340
Deutsche Bundesrepublik                               5.000             7/4/2011                 150,000         213,831
Deutsche Republic                                     4.500             1/4/2013                 100,000         139,116
Deutsche Republic                                     4.750             7/4/2034                 145,000         208,051
Deutsche Telekom International Finance BV             7.125            7/11/2011                 165,000         251,251
FCE Bank PLC (a)                                      2.542            6/28/2006                 260,000         332,802
France Telecom                                        7.250            1/28/2013                 155,000         243,939

France Telecom                                        8.125%           1/28/2033             $   280,000     $   522,257
French Treasury Note                                  5.000            1/12/2006               1,675,000       2,215,421
French Treasury Note                                  4.500            7/12/2006               1,115,000       1,483,030
GE Capital European Funding                           2.266             5/4/2011                 370,000         479,383
General Motors Acceptance Corp. (a)                   3.897             7/5/2005                 255,000         329,257
General Motors Corp.                                  8.375             7/5/2033                 205,000         231,567
Glencore Finance Europe SA/Luxembourg                 5.375            9/30/2011                 395,000         525,486
Hellenic Republic                                     3.700            7/20/2015                 800,000       1,026,329
Hilton Group Finance PLC                              6.500            7/17/2009                 125,000         181,222
HJ Heinz BV                                           5.125            4/10/2006                 100,000         133,039
HSBC Finance Corp.                                    6.500             5/5/2009                 300,000         437,796
International Paper Co.                               5.375            8/11/2006                 135,000         180,878
Kappa Beheer BV                                      10.625            7/15/2009                 135,000         183,708
KFW Group                                             3.500            4/17/2009                  50,000          66,167
Kingdom of Denmark                                    3.125           10/15/2010               1,075,000       1,384,005
MPS Capital Trust                                     7.990             2/7/2011                  85,000         133,117
National Westminster Bank PLC                         6.625            10/5/2009                  70,000         102,603
Netherlands Government Bond                           5.500            7/15/2010               3,355,000       4,845,200
Nordea Bank Sweden AB                                 6.000           12/13/2010                 140,000         185,807
Owens-Brockway Glass Containers                       6.750            12/1/2014                  95,000         128,045
Parker Hannifin Corp.                                 6.250           11/21/2005                  75,000          99,488
Pemex Project Funding Master Trust                    6.625             4/4/2010                 180,000         255,442
Sara Lee Corp.                                        6.125            7/27/2007                 125,000         173,745
Telecom Italia Finance SA                             7.250            4/20/2011                 185,000         282,385
Telenet Communications NV                             9.000           12/15/2013                  75,000         108,135
Tyco International Group SA                           5.500           11/19/2008                 140,000         194,504
Veolia Environnement                                  4.875            5/28/2013                 135,000         185,377
Volkswagen International Finance NV                   4.875            5/22/2013                 180,000         246,904
West LB Covered Bond Bank                             4.000            3/25/2014                 150,000         199,104
                                                                                                              ----------
                                                                                                              22,968,740
                                                                                                              ----------

Singapore - 3.5%
Singapore Government                                  5.625             7/1/2008       SGD     3,780,000       2,521,848
                                                                                                              ----------

Sweden - 9.9%
Swedish Government                                    8.000            8/15/2007      SEK     35,355,000       5,623,045
Swedish Government                                    5.250            3/15/2011               9,895,000       1,543,932
                                                                                                              ----------
                                                                                                               7,166,977
                                                                                                              ----------

United Kingdom - 11.4%
Inco                                                 15.750            7/15/2006       GBP       200,000         408,150
United Kingdom Gilt                                   4.000             3/7/2009               3,085,000       5,689,890
United Kingdom Gilt                                   4.250             6/7/2032                 325,000         583,446
United Kingdom Gilt                                   8.000            9/27/2013                 645,000       1,497,987
                                                                                                             -----------
                                                                                                               8,179,473
                                                                                                             -----------
Total Foreign Denominated (Cost $48,559,100)                                                                  50,729,572
                                                                                                             -----------
TOTAL BONDS AND NOTES (Cost $ 65,018,149)                                                                     67,366,750
                                                                                                             -----------


CONVERTIBLE PREFERRED STOCKS - 0.1%                                                                      Shares
                                                                                                    ----------------
Fannie Mae 5.375% CVT Pfd (Cost $ 100,000)                                                                    1             93,462
                                                                                                                       ------------


INVESTMENT OF CASH COLLATERAL - 6.9%
BlackRock Cash Strategies L.L.C. (Cost $ 4,994,891)
                                                                                                      4,994,891          4,994,891
                                                                                                                       ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $ 70,113,040)
                                                                                                                        72,455,103
                                                                                                                       ------------

AFFILIATED INVESTMENTS - 3.5%
Dreyfus Institutional Preferred Plus Money Market Fund+
(Cost $ 2,497,329)                                                                                    2,497,329          2,497,329
                                                                                                                       ------------

TOTAL INVESTMENTS - 104.0% (Cost $ 72,610,369)
                                                                                                                        74,952,432
Liabilities in Excess of Other Assets - (4.0%)
                                                                                                                        (2,927,670)
                                                                                                                          ---------
NET ASSETS-100%                                                                                                            $
                                                                                                                        72,024,762
                                                                                                                        ==========

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. these securities may be resold in transactions exempt from registration to qualified buyers.
AUD-Australian Dollar
CAD-Canadian Dollar
DKK-Danish Krone
EUR-Euro
GBP-British Pound
SGD-Singapore Dollar
SEK-Swedish Krona
(a) VariableRate Security; rate indicated is as if 3/31/05.
# Delayed Delivery security.

+ Affiliated institutional money market fund.

At March 31, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                                                                                Value at
                                              Local Principal  Contract Value   March 31,    USD Amount to       Unrealized
Contracts to Receive                               Amount          Date          2005           Deliver          Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                              $  310,000       6/15/2005      $ 237,970        244,652            $(6,682)
Brazilian Real                                    525,000       2/10/2006        175,001        175,000                  1
Swiss Franc                                     1,610,000       6/15/2005      1,353,194      1,404,764            (51,570)
Euro                                              180,000       6/15/2005        233,743        237,753             (4,010)
                                                                          --------------------------------------------------
Total
                                                                              $1,999,908      2,062,169           $(62,261)
                                                                          ==================================================

                                                                                       Value at
                                                 Local Principal    Contract Value    March 31,      USD Amount to       Unrealized
Contracts to Deliver                                  Amount             Date            2005           Receive         Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                            $  11,200,000           6/15/2005      $  8,597,612   $ 8,800,837         $ 203,225
Canadian Dollar                                    620,000           6/15/2005           513,217       514,972             1,755
Swiss Franc                                      1,610,000           6/15/2005         1,353,194     1,407,257            54,063
Danish Krone                                     7,820,000           6/15/2005         1,364,030     1,410,610            46,580
Euro                                                65,532            4/1/2005            84,930        84,674              (256)
Euro                                            18,033,000           6/15/2005        23,417,185    24,234,191           817,006
British Pound Sterling                              25,800            4/1/2005            48,765        48,311              (454)
British Pound Sterling                           4,140,000           6/15/2005         7,794,545     7,923,132           128,587
Swedish Krona                                   52,430,000           6/15/2005         7,434,739     7,804,174           369,435
Singapore Dollar                                 4,320,000           6/15/2005         2,623,540     2,676,248            52,708
                                                                                     ------------- ------------------- ------------
Total                                                                                  ########     54,904,406         1,672,649
                                                                                     ============= =================== ============

At March 31, 2005, the Fund held the following open swap contracts:

                                                                                 Notional
                       Description                          Expiration Date       Amount               Value
------------------------------------------------------------------------------------------------------------
Agreement with Bear Stearns, dated 12/08/04 to pay 1.05%       12/20/2005       150,000    USD        ($685)
per year times the notional amount. The Portfolio
receives payment of the notional amount times the
difference between the par value and the then-market
value of Republic of Turkey, 11.875% due 1/15/30, only
upon a credit event by Republic of Turkey.

Agreement with JPMorgan, dated 1/12/05 to pay 0.59% per         1/20/2006       102,418    USD       (2,032)
year times the notional amount. The Portfolio receives
payment of the notional amount times the difference
between the par value and the then-market value of
Republic of Colombia, 10.375% due 1/28/33, only upon a
credit event by Republic of Colombia.

Agreement with Bear Stearns, dated 12/08/04 to receive         12/20/2007       150,000    USD          721
2.05% per year times the notional amount. The Portfolio
makes payment of the notional amount times the
difference between the par value and the then-market
value of Republic of Turkey, 11.875% due 1/15/30, only
upon a credit event by Republic of Turkey.

Agreement with JPMorgan, dated 1/12/05 to receive 2.02%         1/20/2008       102,418    USD         (100)
per year times the notional amount. The Portfolio makes
payment of the notional amount times the difference
between the par value and the then-market value of
Republic of Colombia, 10.375% due 1/28/33, only upon a
credit event by Republic of Colombia.

Agreement with Bear Stearns, dated 11/17/04 to receive         11/19/2009       150,000    USD       (2,212)
the notional amount multiplied by 3.90700% and to pay
the notional amount multiplied by the 3 month LIBOR.

Agreement with Bear Stearns, dated 11/17/04 to receive         12/20/2009       150,000    USD        4,434
2.84% per year times the notional amount. The Portfolio
makes payment of the notional amount times the
difference between the par value and the then-market
value of Ukraine Government, 7.65% due 6/11/13, only
upon a credit event by Ukraine Government.

Agreement with JPMorgan, dated 1/13/05 to receive                1/2/2015     2,356,614    MXN          (96)
monthly the notional amount multiplied by 10.41% and to
pay monthly the notional amount multiplied by the
Mexican Peso Floating Rate Option (MXN-TIIE-Banxico).

Agreement with JPMorgan, dated 1/13/05 to pay the               1/18/2015       211,000    USD          54
notional amount multiplied by 4.59% and to receive the
notional amount multiplied by the 1 month LIBOR.
                                                                                                -------------

                                                                              Total Swap Value       $2,080
                                                                                                =============

                                              Standish Mellon High Yield Bond Portfolio
                                              Schedule of Investments - March 31, 2005

Security Description                                      Rate         Maturity              Par value      Value
-------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 96.7%
BONDS AND NOTES - 93.6%
Convertible Corporate Bonds - 0.7%
Centerpoint Energy 144A CVT                               2.875%       1/15/2024              $75,000        $79,219
Royal Caribbean Cruises Step Up Notes CVT (a)             0.000        5/18/2021               25,000         17,656
Meristar Hospitality Corp. REIT CVT                       9.500         4/1/2010              175,000        215,906
Xcel Energy, Inc. 144A CVT                                7.500       11/21/2007               40,000         58,000
                                                                                                         -------------
Total Convertible Corporate Bonds (Cost $302,322)                                                            370,781
                                                                                                         -------------

Corporate - 80.4%
Banking - 1.8%
Chevy Chase Bank FSB                                      6.875        12/1/2013              795,000        822,825
Colonial Bank                                             9.375         6/1/2011              100,000        115,675
                                                                                                         -------------
                                                                                                             938,500
                                                                                                         -------------

Basic Industry - 9.2%
Airgas, Inc.                                              6.250        7/15/2014               35,000         34,913
Arch Western Finance                                      6.750         7/1/2013               80,000         80,400
Berry Plastics                                           10.750        7/15/2012               70,000         78,925
Earle M Jorgenson Co.                                     9.750         6/1/2012              100,000        108,000
Equistar Chemicals LP/Equistar Funding Corp.             10.625         5/1/2011              160,000        179,600
Freeport-McMoRan Copper & Gold, Inc.                     10.125         2/1/2010              175,000        194,250
Freeport-McMoRan Copper & Gold, Inc.                      6.875         2/1/2014              115,000        113,275
Georgia-Pacific Corp.                                     7.375        7/15/2008              440,000        460,900
Georgia-Pacific Corp.                                     8.875         2/1/2010              460,000        513,475
Georgia-Pacific Corp.                                     8.000        1/15/2024              230,000        256,450
International Steel Group, Inc.                           6.500        4/15/2014              225,000        229,500
KRATON Polymers LLC/Capital Corp. 144A                    8.125        1/15/2014               20,000         18,950
Lubrizol Corp.                                            4.625        10/1/2009              225,000        221,643
Lubrizol Corp.                                            5.500        10/1/2014              300,000        300,437
Lyondell Chemical Co.                                     9.625         5/1/2007              310,000        332,475
Nalco Co.                                                 8.875       11/15/2013              500,000        535,000
Neenah Paper, Inc. 144A                                   7.375       11/15/2014               20,000         19,200
Nova Chemicals Corp.                                      6.500        1/15/2012               70,000         71,750
Peabody Energy Corp.                                      6.875        3/15/2013              125,000        128,750
PQ Corp. 144A                                             7.500        2/15/2013               30,000         29,550
Steel Dynamics, Inc.                                      9.500        3/15/2009              325,000        350,188
Stone Container Corp.                                     8.375         7/1/2012              335,000        345,888
United States Steel Corp.                                 9.750        5/15/2010              109,000        120,718
Westlake Chemical Corp.                                   8.750        7/15/2011              153,000        167,344
                                                                                                         -------------
                                                                                                           4,891,581
                                                                                                         -------------

Capital Goods - 7.3%
Alliant Techsystems, Inc.                                 8.500        5/15/2011              105,000        111,300
Alliant Techsystems, Inc. 144A                            2.750        2/15/2024               45,000         49,725
Ball Corp.                                                6.875       12/15/2012               30,000         30,938
Crown Cork & Seal Co, Inc.                                7.375       12/15/2026              720,000        673,200
Esterline Technologies Corp.                              7.750        6/15/2013              120,000        124,800
L-3 Communications Corp.                                  6.125        7/15/2013              250,000        246,875
Leucadia National Corp.                                   7.000        8/15/2013              370,000        369,075
National Waterworks, Inc.                                10.500        12/1/2012               90,000        100,125
Norcraft Finance Co.                                      9.000        11/1/2011               50,000         51,750
Owens-Brockway                                            7.750        5/15/2011              155,000        162,363
Owens-Illinois, Inc.                                      7.500        5/15/2010              290,000        298,700
Owens-Illinois, Inc.                                      7.800        5/15/2018              355,000        361,213
Pinnacle Foods Holding                                    8.250        12/1/2013              315,000        269,325
Silgan Holdings, Inc.                                     6.750       11/15/2013              110,000        111,100
Solo Cup Co.                                              8.500        2/15/2014               70,000         70,000
Texas Industries, Inc.                                   10.250        6/15/2011              235,000        266,138
Trinity Industries LE                                     6.500        3/15/2014              595,000        574,175
                                                                                                         -------------
                                                                                                           3,870,802
                                                                                                         -------------
Consumer Cyclical - 2.0%
Couche-Tard                                               7.500       12/15/2013              100,000        105,000
Domino's, Inc.                                            8.250         7/1/2011              113,000        118,085
Friendly Ice Cream Corp.                                  8.375        6/15/2012               35,000         33,250
Keystone Automotive Operation                             9.750        11/1/2013              105,000        105,525
Leslie's Poolmart 144A                                    7.750         2/1/2013              125,000        126,250
Mohegan Tribal Gaming Authority                           8.000         4/1/2012              190,000        201,400
Russell Corp.                                             9.250         5/1/2010              187,000        198,688
Scotts Co.                                                6.625       11/15/2013               85,000         85,850
Visteon Corp.                                             8.250         8/1/2010               85,000         80,750
                                                                                                       -------------
                                                                                                           1,054,798
                                                                                                       -------------
Consumer  Noncyclical - 7.1%
Altria Group, Inc.                                        7.000        11/4/2013              135,000        144,860
Chattem, Inc.                                             7.000         3/1/2014              215,000        216,075
Chattem, Inc. (b)                                         5.910         3/1/2010               75,000         76,500
Constellation Brands, Inc.                                8.000        2/15/2008              130,000        138,775
Del Monte Corp.                                           8.625       12/15/2012              395,000        427,588
Elizabeth Arden, Inc.                                     7.750        1/15/2014               55,000         56,650
Fisher Scientific International 144A                      6.750        8/15/2014              220,000        223,300
Ingles Markets, Inc.                                      8.875        12/1/2011              150,000        153,750
Marsh Supermarkets, Inc.                                  8.875         8/1/2007               95,000         94,525
Rite Aid Corp.                                           12.500        9/15/2006              570,000        627,000
Rite Aid Corp.                                            8.125         5/1/2010              310,000        314,650
Rite Aid Corp.                                            9.500        2/15/2011              135,000        143,100
RJ Reynolds Tobacco Holdings, Inc.                        7.750        5/15/2006              135,000        139,894
Smithfield Foods, Inc.                                    7.750        5/15/2013              160,000        169,600
Standard Commerical Corp.                                 8.000        4/15/2012               75,000         86,250
Stater Brothers Holdings                                  8.125        6/15/2012              595,000        574,175
Stater Brothers Holdings (b)                              6.510        6/15/2010              200,000        198,000
                                                                                                       -------------
                                                                                                           3,784,692
                                                                                                       -------------

Energy - 9.8%
Amerigas Partners LP/Amerigas Eagle Finance Corp.         8.875        5/20/2011              200,000        212,000
ANR Pipeline Co.                                          7.375        2/15/2024               65,000         67,067
ANR Pipeline Co.                                          7.000         6/1/2025               35,000         34,749
Dynegy Holdings, Inc. 144A                                9.875        7/15/2010              485,000        519,556
El Paso Natural Gas Co.                                   8.625        1/15/2022              275,000        312,299
EL Paso Natural Gas Co.                                   7.500       11/15/2026              160,000        164,918
El Paso Natural Gas Co.                                   8.375        6/15/2032              140,000        153,823



El Paso Production Holding Co.                            7.750%        6/1/2013            $ 160,000      $ 162,000
Enterprie Products Oper                                   4.625       10/15/2009              480,000        468,417
Frontier Oil Corp.                                        6.625        10/1/2011              100,000         99,500
Houston Exploration Co.                                   7.000        6/15/2013              150,000        152,250
Newfield Exploration Co.                                  8.375        8/15/2012              170,000        183,600
Newfield Exploration Corp.                                6.625         9/1/2014              180,000        182,250
Northwest Pipeline Corp.                                  6.625        12/1/2007              275,000        282,906
Pogo Producing Co.                                        8.250        4/15/2011               55,000         58,575
Premcor Refining Group, Inc.                              9.500         2/1/2013              195,000        217,913
Southern Natural Gas Co.                                  8.875        3/15/2010               50,000         54,215
Southern Natural Gas Co.                                  7.350        2/15/2031              350,000        357,487
Tennessee Gas Pipeline Co.                                8.375        6/15/2032              175,000        194,475
Tesoro Petroleum Corp.                                    8.000        4/15/2008               65,000         67,925
Transcont Gas Pipe Corp                                   7.000        8/15/2011              225,000        239,063
Transcontinental Gas Pipe Line Corp.                      8.875        7/15/2012              325,000        381,063
Williams Cos, Inc.                                        7.750        6/15/2031              115,000        124,200
Williams Cos., Inc.                                       7.875         9/1/2021              475,000        517,750
                                                                                                        -------------
                                                                                                           5,208,001
                                                                                                        -------------
Finanical - 0.7%
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp. 144A (a) 0.000        10/1/2014              277,000        199,440
Glencore Funding LLC 144A                                 6.000        4/15/2014              200,000        190,199
                                                                                                        ------------
                                                                                                             389,639
                                                                                                        ------------

Industrial - 2.2%
Accuride Corp. 144A                                       8.500         2/1/2015              330,000        323,400
Douglas Dynamics LLC 144A                                 7.750        1/15/2012              865,000        847,700
                                                                                                         -----------
                                                                                                           1,171,100
                                                                                                         -----------

Media - 9.0%
American Media Operation, Inc.                           10.250         5/1/2009              135,000        139,388
Block Communications, Inc.                                9.250        4/15/2009              130,000        138,450
Cablevision Systems Corp. 144A (b)                        6.669         4/1/2009              340,000        360,400
CBD Media, Inc.                                           8.625         6/1/2011              150,000        154,500
CSC Holdings, Inc.                                        8.125        8/15/2009              200,000        211,000
Dex Media West LLC/Dex Media Finance Co.                  8.500        8/15/2010               80,000         85,400
Dex Media West LLC/Dex Media Finance Co.                  9.875        8/15/2013               78,000         86,970
Dex Media, Inc.                                           8.000       11/15/2013               90,000         93,150
DirecTV Holdings LLC                                      8.375        3/15/2013              275,000        297,688
Echostar DBS Corp.                                        5.750        10/1/2008              649,000        639,265
Entercom Radio LLC/Entercom Capital, Inc.                 7.625         3/1/2014               50,000         52,000
Entravision Communications Corp.                          8.125        3/15/2009              420,000        437,850
Nextel Communications, Inc.                               6.875       10/31/2013              405,000        422,213
PX Escrow Corp.                                           9.625         2/1/2006              400,000        320,000
Radio One, Inc.                                           8.875         7/1/2011               60,000         64,200
RH Donnelley Finance Corp. 144A                           8.875       12/15/2010              220,000        239,800
RH Donnelley Finance Corp. 144A                          10.875       12/15/2012              320,000        368,800
Salem Communications Corp.                                7.750       12/15/2010              390,000        404,138
Sinclair Broadcast Group, Inc.                            4.875        7/15/2018               80,000         69,800
Spanish Broadcasting System                               9.625        11/1/2009              190,000        199,025
                                                                                                           ----------
                                                                                                           4,784,037
                                                                                                           ----------

Real Estate - 0.6%
BF Saul Reit                                              7.500%        3/1/2014            $ 300,000     $ 311,250
                                                                                                       -------------
Services: Cyclical - 12.4%
AMC Entertainment, Inc.                                   8.000         3/1/2014              200,000       191,000
American Casino & Entertainment Properties LLC            7.850         2/1/2012               70,000        72,625
Ameristar Casinos, Inc.                                  10.750        2/15/2009              500,000       546,250
Argosy Gaming Co.                                         7.000        1/15/2014              325,000       351,406
Carmike Cinemas                                           7.500        2/15/2014              265,000       260,031
Chumash Casino & Resort Enterprises 144A                  9.000        7/15/2010              390,000       417,300
Cinemark USA, Inc.                                        9.000         2/1/2013              135,000       146,475
Continental Airlines, Inc.                                8.307         4/2/2018              203,031       174,411
Corrections Corp Of America                               7.500         5/1/2011               60,000        60,750
DR Horton, Inc.                                           8.500        4/15/2012               50,000        54,548
Felcor Lodging LP  REIT (b)                               5.840         6/1/2011              160,000       164,800
Goodman Global Holdings 144A (b)                          5.760        6/15/2012              390,000       386,100
Host Marriott LP 144A                                     3.250        4/15/2024              130,000       141,700
Isle of Capri Casinos                                     7.000         3/1/2014              295,000       292,050
John Q Hammons Hotels LP/John Q Hammons
Hotels Finance Corp. III                                  8.875        5/15/2012              350,000       375,375
Kansas City Southern Railway                              7.500        6/15/2009              250,000       255,000
Meristar Hospitality Corp.                                9.000        1/15/2008              275,000       284,625
Meristar Hospitality Operationg Partnership LP           10.500        6/15/2009              190,000       203,300
Mohegan Tribal Gaming                                     7.125        8/15/2014              550,000       551,375
Northwest Airlines Corp.                                  8.304         9/1/2010              160,835       132,474
Penn National Gaming, Inc. 144A                           6.750         3/1/2015               65,000        64,025
Pinnacle Entertainment, Inc.                              8.750        10/1/2013              170,000       175,950
Speedway Motorsports, Inc.                                6.750         6/1/2013              620,000       626,200
Station Casinos, Inc.                                     6.000         4/1/2012              325,000       322,563
True Temper Sports, Inc.                                  8.375        9/15/2011              100,000        93,000
Turning Stone Casino Resort Enterprise                    9.125       12/15/2010              250,000       259,688
                                                                                                         -----------
                                                                                                          6,603,021
                                                                                                         -----------
Services: Non-Cyclical - 2.6%
Allied Waste North America                                8.875         4/1/2008              275,000       284,281
Allied Waste North America                                8.500        12/1/2008              150,000       153,750
Browning-Ferris Industries                                9.250         5/1/2021              110,000       111,650
Coventry Health Care,Inc. 144A                            5.875        1/15/2012              135,000       135,000
HCA, Inc.                                                 8.850         1/1/2007              175,000       185,846
Kinetic Concepts, Inc.                                    7.375        5/15/2013               94,000        97,760
Medex, Inc.                                               8.875        5/15/2013               35,000        39,550
Neighborcare, Inc.                                        6.875       11/15/2013               40,000        42,000
Tenet Healthcare Corp. 144A                               9.250         2/1/2015              325,000       324,188
                                                                                                          ----------
                                                                                                          1,374,025
                                                                                                          ----------
Technology & Electronics - 1.8%
Communications & Power Industries, Inc.                   8.000         2/1/2012               35,000        35,525
Freescale Semiconductor Inc.                              6.875        7/15/2011              630,000       648,113
Freescale Semiconductor, Inc. (b)                         5.410        7/15/2009              170,000       174,463
Panamsat Corp.                                            9.000        8/15/2014              110,000       116,050
                                                                                                           ---------
                                                                                                            974,151
                                                                                                           ---------
Telecommunications - 4.4%
Airgate PCS, Inc. 144A (b)                                6.410       10/15/2011               50,000        51,000
Alamosa Delaware, Inc.                                    8.500        1/31/2012              160,000       165,800
American Tower Corp.                                      9.375         2/1/2009               79,000        82,950
AT&T Corp.                                                9.750       11/15/2031              150,000       183,000
Consolidated Comm Holdings 144A                           9.750         4/1/2012              245,000       259,700
Crown Castle International Corp.                          7.500        12/1/2013              140,000       153,650
MCI, Inc.                                                 6.908         5/1/2007              183,000       186,203
Qwest Communications International 144A (b)               6.294        2/15/2009              200,000       201,500
Qwest Corp. 144A                                          7.875         9/1/2011              300,000       309,000
Qwest Services Corp. 144A                                13.500       12/15/2007              145,000       161,313
Rural Cellular Corp.                                      8.250        3/15/2012               85,000        86,700
Ubiquitel Operating Co.                                   9.875         3/1/2011              170,000       187,425
Ubiquitel Operating Co. 144A                              9.875         3/1/2011               75,000        82,688
US Unwired, Inc. (b)                                      7.260        6/15/2010              200,000       206,500
                                                                                                           ---------
                                                                                                          2,317,429
                                                                                                           ---------
Utilities - 9.5%
AES Corp.                                                 8.500        11/1/2007               85,000        86,275
AES Corp.                                                 8.875        2/15/2011              100,000       108,250
AES Corp. 144A                                            8.750        5/15/2013              635,000       692,150
Aes Gener SA                                              7.500        3/25/2014              325,000       320,503
CMS Energy Corp.                                          9.875       10/15/2007              400,000       434,000
CMS Energy Corp.                                          7.750         8/1/2010              150,000       156,375
CMS Energy Corp.                                          8.500        4/15/2011               95,000       102,600
DPL, Inc.                                                 6.875         9/1/2011              330,000       350,615
FPL Energy Wind Funding LLC 144A                          6.876        6/27/2017              132,440       134,758
Ipalco Enterprises, Inc.                                  8.375       11/14/2008              310,000       337,900
Monongahela Power                                         6.700        6/15/2014              110,000       118,624
MSW Energy Holdings                                       7.375         9/1/2010              325,000       329,875
Nevada Power Co.                                          6.500        4/15/2012              135,000       139,388
Nevada Power Co. 144A                                     5.875        1/15/2015              275,000       268,125
Northwestern Corp. 144A                                   5.875        11/1/2014               80,000        79,586
NRG Energy, Inc. 144A                                     8.000       12/15/2013               98,000       103,635
Reliant Energy Inc.                                       6.750       12/15/2014              220,000       205,150
Reliant Energy, Inc.                                      9.250        7/15/2010               80,000        85,600
TECO Energy, Inc.                                         7.500        6/15/2010               70,000        74,550
Texas Genco LLC/Financing 144A                            6.875       12/15/2014              200,000       200,500
Txu Corp. 144A                                            4.800       11/15/2009              250,000       242,193
Txu Corp. 144A                                            5.550       11/15/2014              510,000       483,894
                                                                                                         ----------
                                                                                                          5,054,546
                                                                                                         ----------
Total Corporate Bonds (Cost $41,448,630)                                                                 42,727,572
                                                                                                         ----------

Municipal - 0.2%
South Carolina Tobacco Settlement
Authority  (Cost $ 80,569)                                6.000%       5/15/2022            $  90,000     $  91,127
                                                                                                              ------
Sovereign Bonds - 1.7%
Dominican Republic                                        9.500        9/27/2006               10,000         9,250
Dominican Republic 144A                                   9.500        9/27/2006               60,000        55,500
Egyptian Note 144A                                        7.500        5/15/2005               55,000        55,242
Republic of Argentina                                     2.000         1/3/2010               80,000        43,616
Republic of Argentina                                     6.000        3/31/2023               80,000        46,400
Republic of Brazil                                        8.750         2/4/2025               15,000        14,025
Republic of Brazil                                       11.000        8/17/2040               40,000        44,460
Republic of Brazil (a)                                    3.125        4/15/2012               79,412        74,548
Republic of Colombia                                     10.000        1/23/2012               10,000        10,900
Republic of Colombia                                     10.750        1/15/2013               15,000        16,763
Republic of Colombia                                      8.125        5/21/2024               20,000        18,190
Republic of Ecuador                                       8.000        8/15/2030               10,000         8,950
Republic of Ecuador 144A                                 12.000       11/15/2012               20,000        20,050
Republic of Panama                                        9.625         2/8/2011               10,000        11,325
Republic of Panama                                        8.875        9/30/2027               10,000        10,750
Republic of Peru                                          5.000         3/7/2017               55,250        51,383
Republic of Peru                                          8.750       11/21/2033               20,000        20,800
Republic of Turkey                                        8.000        2/14/2034               25,000        24,563
Republic of Uruguay                                       7.500        3/15/2015               18,000        16,470
Republic of Venezuela                                     5.375         8/7/2010               75,000        66,750
Republic of Venezuela (a)                                 3.090        4/20/2011               40,000        35,400
Russian Federation                                        5.000        3/31/2030               85,000        87,338
Russian Ministry of Finance                               3.000        5/14/2008               70,000        64,138
Serbian Government                                        3.750       11/15/2024               45,000        36,450
Ukraine Government Senior Notes                          11.000        3/15/2007               33,602        35,996
                                                                                                             -------
Total Sovereign Bonds (Cost $872,093)                                                                       879,257
                                                                                                             -------

Yankee Bonds - 8.3%
BCP Caylux Holdings Luxembourg SCA 144A                   9.625        6/15/2014              169,000       192,660
Bombardier, Inc. 144A                                     6.300         5/1/2014              150,000       126,000
Braskem Sa 144A                                          12.500        11/5/2008               20,000        22,600
Crown European Holdings SA                                9.500         3/1/2011              400,000       439,000
Intelsat Bermuda Ltd. 144A                                8.250        1/15/2013              275,000       277,750
Intelsat Bermuda Ltd. 144A (b)                            7.805        1/15/2012              275,000       279,125
INVISTA 144A                                              9.250         5/1/2012              360,000       396,000
Jean Coutu Group                                          7.625         8/1/2012               75,000        76,500
JSG Funding PLC                                           9.625        10/1/2012              150,000       161,250
Naftogaz Ukrainy                                          8.125        9/30/2009              100,000       102,500
Norampac, Inc.                                            6.750         6/1/2013               80,000        81,400
Petroleum Ge-Services ASA                                10.000        11/5/2010              260,000       291,850
Quebecor Media, Inc.                                     11.125        7/15/2011              150,000       165,750
Rogers Wireless Inc.                                      8.000       12/15/2012              145,000       148,988
Rogers Wireless, Inc. (b)                                 6.135       12/15/2010              160,000       165,600
Royal Caribbean Cruises                                   8.000        5/15/2010              150,000       164,813
Royal Caribbean Cruises Ltd.                              8.750         2/2/2011              460,000       522,675
Russel Metals, Inc.                                       6.375         3/1/2014               70,000        67,900
Stena AB                                                  9.625        12/1/2012               70,000        77,525
Stena AB                                                  7.500        11/1/2013               70,000        69,300
Telenet Group Holding NV 144A Senior Step
Up Notes (a)                                              0.000        6/15/2014              210,000       158,813
Tembec Industries, Inc.                                   7.750        3/15/2012              240,000       218,400
Tyco International Group SA                               3.125        1/15/2023              120,000       189,900
                                                                                                          ----------
Total Yankee Bonds (Cost $4,111,723)                                                                      4,396,299
                                                                                                          ----------

Foreign Denominated - 2.3%
Euro - 2.3%
Culligan Finance Corp., BV 144A                           8.000        10/1/2014               90,000       120,868
Hornbach Baumarkt AG 144A                                 6.125       11/15/2014               35,000        45,700
NTL Cable Plc 144A                                        8.750        4/15/2014              175,000       242,109
Remy Cointreau S.A. 144A                                  6.500         7/1/2010               60,000        82,426
Telenet Communications NV 144A                            9.000       12/15/2013              270,000       389,286
Valentia Telecommunications Ltd                           7.250        8/15/2013              245,000       349,252
                                                                                                          ----------
Total Foreign Denominated (Cost $1,064,505)                                                               1,229,641
                                                                                                          ----------
TOTAL BONDS AND NOTES (Cost $ 47,879,842)                                                                49,694,677
                                                                                                          ----------

COMMON STOCKS - 0.1%                                                                               Shares
                                                                                                   ------
MCI, Inc. (Cost $0)                                                                                2,811            70,050
                                                                                                              -------------


CONVERTIBLE PREFERRED STOCKS - 2.3%
Fannie Mae 5.375% CVT Pfd                                                                            1              93,462
Fannie Mae 7.00% CVT Pfd                                                                            950             52,547
Kansas City Southern 4.25% 144A CVT Pfd                                                             290            203,363
Omnicare, Inc. 4.00% CVT Pfd                                                                       1,000            51,570
Sovereign Capital Trust IV 4.375% CVT Pfd                                                          17,500          824,688
                                                                                                              -------------
Total CONVERTIBLE PREFERRED STOCKS (Cost $1,215,500)                                                             1,225,630
                                                                                                              -------------

WARRANTS - 0.0%
Communications - 0.0%
McLeodUSA, Inc., 4/16/2007 @ (Cost $ 40,793)                                                       3,379                61
                                                                                                              -------------


INVESTMENT OF CASH COLLATERAL - 0.7%                                                               Shares
                                                                                              -------------
BlackRock Cash Strategies L.L.C.*  (Cost $357,550)                                               357,550           357,550
                                                                                                                -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $ 49,493,685)                                                              51,347,968
                                                                                                                -----------

AFFILIATED INVESTMENTS - 1.6%
Dreyfus Institutional Preferred Plus Money Market Fund + (Cost $ 848,140)                        848,140           848,140
                                                                                                                ------------

TOTAL INVESTMENTS - 98.3% (Cost $ 50,341,825)                                                                   52,196,108
OTHER ASSETS, LESS LIABILITIES - 1.7%                                                                              897,401
                                                                                                                -----------
NET ASSETS - 100.0%
                                                                                                              $ 53,093,509
                                                                                                              =============

(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b) Variable Rate Security; rate indicated as of 3/31/05.
Step Up- Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2004. Maturity date disclosed is the ultimate maturity. 144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
@ Non-income producing
* Money market fund exempt from registration under the Investment Company Acts of 1940 offered only to eligible investors. +Affiliated institutional money market fund.

At March 31, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                                                    Local                      Value at
                                                  Principal      Contract      March 31,    USD Amount   Unrealized
Contracts to Receive                               Amount       Value Date       2005       to Deliver   Loss
--------------------------------------------------------------------------------------------------------------------
Brazilian Real                                  $160,000        2/22/2006      $  53,126       54,589    $  (1,463)
Ukranian Hryvna                                  210,000        5/31/2005         39,749       39,905         (156)
                                                                              --------------------------------------
Total                                                                          $  92,875       94,494    $  (1,619)
                                                                              ======================================

                                                    Local                      Value at
                                                  Principal      Contract      March 31,    USD Amount   Unrealized
Contracts to Deliver                               Amount       Value Date       2005       to Receive   Gain
--------------------------------------------------------------------------------------------------------------------
Euro
                                                 1,664,000      6/15/2005      $  2,160,827    2,244,421   $ 83,594
                                                                              --------------------------------------
Total                                                                          $  2,160,827    2,244,421   $ 83,594
                                                                              ======================================

At March 31, 2005, the Fund held the following open swap contracts:

                                                                 Expiration      Notional
Description                                                         Date          Amount         Value
---------------------------------------------------------------------------------------------------------
Agreement with Bear Stearns, dated 12/08/04 to pay 1.05% per     12/20/2005    550,000   USD    ($251)
year times the notional amount. The Portfolio receives
payment of the notional amount times the difference between
the par value and the then-market value of Republic of
Turkey, 11.875% due 1/15/30, only upon a credit event by
Republic of Turkey.

Agreement with JPMorgan, dated 1/12/05 to pay 0.59% per year      1/20/2006     44,898   USD     (891)
times the notional amount. The Portfolio receives payment of the notional amount times the difference between the par value and the then-market value of Republic of Colombia, 10.375% due
1/28/33, only upon a credit event by Republic of Colombia.

Agreement with Bear Stearns, dated 12/08/04 to receive 2.05%     12/20/2007     55,000   USD      264
per year times the notional amount. The Portfolio makes
payment of the notional amount times the difference between
the par value and the then-market value of Republic of
Turkey, 11.875% due 1/15/30, only upon a credit event by
Republic of Turkey.

Agreement with JPMorgan, dated 1/12/05 to receive 2.02% per       1/20/2008     44,898   USD      (44)
year times the notional amount. The Portfolio makes payment of the notional amount times the difference between the par value and the then-market value of Republic of Colombia, 10.375% due
1/28/33, only upon a credit event by Republic of Colombia.

Agreement with Merrill Lynch, dated 7/14/04 to receive 1.60%      6/20/2009    510,000   USD    8,132
per year times the notional amount. The Portfolio makes
payment of the notional amount times the difference between
the par value and the then-market of Georgia Pacific Corp.,
8.125% due 5/15/11, only upon a credit event by Georgia
Pacific Corp..

Agreement with Merrill Lynch, dated 7/14/04 to pay 0.77% per      6/20/2009    510,000   USD   (6,703)
year times the notional amount. The Portfolio receives
payment of the notional amount times the difference between
the par value and the then-market of Mead Westvaco Corp.,
6.85% due 4/01/12, only upon a credit event by Mead Westvaco
Corp.

Agreement with Bear Stearns, dated 11/17/04 to receive the       11/19/2009     80,000   USD   (1,180)
notional amount multiplied by 3.90700% and to pay the
notional amount multiplied by the 3 month LIBOR.

Agreement with Bear Stearns, dated 11/17/04 to receive 2.84%     12/20/2009     80,000   USD    2,365
per year times the notional amount. The Portfolio makes
payment of the notional amount times the difference between
the par value and the then-market value of Ukraine
Government, 7.65% due 6/11/13, only upon a credit event by
Ukraine Government.

Agreement with Citigroup, dated 1/19/05 to receive 0.99% per      3/20/2010    550,000   USD    2,688
year times the notional amount. The Portfolio makes payment
of the notional amount times the difference between the par
value and the then-market value of Starwood Hotels & Resorts
Worldwide, Inc., 7.875% due 5/1/12, only upon a credit event by Starwood Hotels & Resorts Worldwide, Inc.

Agreement with Citigroup, dated 1/19/05 to pay 0.53% per year     3/20/2010    550,000   USD   (3,466)
times the notional amount. The Portfolio receives payment of the notional amount times the difference between the par
value and the then-market value of Hilton Hotels Corp.,
7.625% due 12/1/12, only upon a credit event by Hilton Hotels
Corp.

Agreement with JPMorgan, dated 1/13/05 to receive monthly the      1/2/2015     69,800   MXN      (32)
notional amount multiplied by 10.41% and to pay monthly the
notional amount multiplied by the Mexican Peso Floating Rate
Option (MXN-TIIE-Banxico).

Agreement with JPMorgan, dated 1/13/05 to pay the notional        1/18/2015     70,000   USD       18
amount multiplied by 4.59% and to receive the notional amount multiplied by the 1 month LIBOR.
                                                                                              ------------

                                                                          Total Swap Value     $1,822
                                                                                              ============

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

                                  By:  /s/ Steven M. Anderson
                                       -----------------------------------------
                                       Steven M. Anderson
                                       Treasurer

                                  Date: May 31, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By:  /s/ Steven M. Anderson
                                       -----------------------------------------
                                       Steven M. Anderson
                                       Treasurer

                                  Date: May 31, 2005


                                  By:  /s/ Patrick J. Sheppard
                                       -----------------------------------------
                                       Patrick J. Sheppard
                                       President

                                  Date: May 31, 2005